Summary of Movements in Deferred Income Tax (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosures [Line Items]
Tax loss carryforwards	[1]	R$ 5,752,241		R$ 4,956,994
Total deferred taxes assets		14,607,187		13,806,955		R$ 11,357,662
Other intangibles		(2,428,128)		(2,707,265)		(3,047,832)
Pension plan assets		(333,899)		(316,060)		(299,574)
Other temporary differences		(1,073,293)	[2]	(1,324,904)	[2]	(914,086)
Total deferred tax liabilities		(3,835,320)		(4,348,229)		(4,261,492)
Valuation allowance		(11,269,242)	[3]	(10,134,731)	[3]	(6,239,713)
Total net deferred tax		(497,375)		(676,005)		856,457
Provision for contingencies		4,235,797		3,827,131		1,539,343
Allowance for doubtful accounts		693,315		654,624		658,870
Profit sharing		101,993		22,304		64,243
Foreign exchange differences		1,062,308		1,062,308		1,778,361
Hedge accounting						207,608
Other temporary differences		1,653,873		2,037,477		1,590,285
License		1,107,660		1,246,117		1,384,574
Corporation Taxes [Member]
Income Tax Disclosures [Line Items]
Tax loss carryforwards		5,752,241		4,956,994		R$ 4,134,378
Acquisition of Investment
Income Tax Disclosures [Line Items]
Total deferred taxes assets		1,858,686		2,650,901
Other intangibles		279,137		340,567
Pension plan assets		(49,996)		(70,253)
Other temporary differences		251,611		(410,818)
Total deferred tax liabilities		480,752		(140,504)
Valuation allowance		(1,134,511)		(4,048,859)
Total net deferred tax		1,204,927		(1,532,462)
Provision for contingencies		408,666		2,287,788
Allowance for doubtful accounts		38,691		(4,246)
Profit sharing		79,689		(41,939)
Foreign exchange differences				(716,053)
Other temporary differences		(383,604)		447,192
License		(138,457)		(138,457)
Acquisition of Investment | Corporation Taxes [Member]
Income Tax Disclosures [Line Items]
Tax loss carryforwards		1,853,701		822,616
Recognized In Deferred Tax [Member]
Income Tax Disclosures [Line Items]
Total deferred taxes assets				(207,608)
Pension plan assets		32,157		53,767
Total deferred tax liabilities		32,157		53,767
Valuation allowance				153,841
Total net deferred tax		32,157
Hedge accounting				R$ (207,608)
AddBack off Sets
Income Tax Disclosures [Line Items]
Total deferred taxes assets	[4]	(1,058,454)
Total net deferred tax	[4]	(1,058,454)
AddBack off Sets | Corporation Taxes [Member]
Income Tax Disclosures [Line Items]
Tax loss carryforwards	[4]	R$ (1,058,454)

[1]	The tax loss carryfowards of approximately R$16,918,355 corresponding to R$5,752,241 million of deferred tax assets, do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.
[2]	Refer mainly the tax effects of foreign exchange liabilities, inflation adjustments of judicial deposits and tax incentives.
[3]	For the year ended December 31, 2017, total valuation allowance increased from R$10,134,731 (6,239,713 in 2015) to R$11,269,242, reflecting a net change in the valuation allowance totaling R$1,134,511 recognized for the companies that, as of December 31, 2017, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
[4]	This year offsets relates to the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT), as it was possible to convert some amount of tax loss carryforwards into tax credits in order to offset part of the debts paid under the rules of such Programs, in the amount of R$1,035 million and R$21 million, respectively (Note 17). R$208,642 refers to the utilization of tax loss carryforwards for Income Tax and R$849,812 refers to utilization of tax loss carryforwards for non-income tax.